Average Annual Total Returns{- Fidelity® U.S. Bond Index Fund} - 08.31 Fidelity U.S. Bond Index Fund PRO-07 - Fidelity® U.S. Bond Index Fund	Fidelity U.S. Bond Index Fund Return Before Taxes Past 1 year	Fidelity U.S. Bond Index Fund Return Before Taxes Past 5 years	Fidelity U.S. Bond Index Fund Return Before Taxes Past 10 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity U.S. Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	7.80%	4.41%	3.82%	6.58%	3.26%	2.68%	4.72%	2.89%	2.47%	7.51%	4.44%	3.84%